CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH AND CASH EQUIVALENTS.
Cash in bank	$ 14,264	$ 6,471
Short-term bank deposits	15,031	22,552
Cash and cash equivalents	$ 29,295	$ 29,023	$ 29,005	$ 16,455